Global Clean Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2022

	Shares	Fair Value
Common Stock - 98.1%
Advanced Drive Assistance Systems - 0.8%
Aptiv plc(1)(2)	1,250	$116,788

Diversified Renewable Generation - 4.7%
Renew Energy Global plc(1)(2)	98,969	671,010

Electric Vehicle Charging - 2.4%
ChargePoint Holdings, Inc.(2)	10,000	162,700
EVGO, Inc.(2)	10,411	98,800
Tritium DCFC Ltd.(1)(2)	10,881	75,514
		337,014
Electric Vehicle Components - 0.7%
Sensata Technologies Holding plc SHS(1)	2,589	104,285

Electric Vehicle OEM - 2.5%
Nio, Inc.(1)(2)	18,076	359,893

Energy Metering & Management - 5.6%
Ameresco, Inc.(2)	2,639	181,695
Fluence Energy, Inc.(2)	13,047	260,288
Generac Holdings, Inc.(2)	660	145,471
Stem, Inc.(2)	13,000	204,360
		791,814
Fuel Cell Generation - 1.7%
SMA Solar Technology AG(1)(2)	4,757	240,463

Hydrogen Equipment - 2.4%
Nel ASA(1)(2)	234,993	347,718

Industrials - 5.7%
Plug Power, Inc.(2)	28,816	808,001

Metering & Pumps - 2.6%
Xylem, Inc.	4,040	368,044

New Energy Vehicle - 6.8%
NIU Technologies(1)(2)	43,429	261,008
Tesla, Inc.(2)	2,589	713,554
		974,562
Other Renewable Generation - 1.2%
Bloom Energy Corporation(2)	2,822	71,707
FuelCell Energy, Inc.(2)	22,686	95,054
		166,761
Power Semiconductor - 1.2%
Infineon Technologies(1)	7,233	176,633

Renewable Distribution - 2.1%
Iberdola S.A.(1)	28,314	295,498

Semiconductor Manufacturing - 1.3%
Wolfspeed, Inc.(2)	1,700	192,899

Smart Grid - 2.0%
Itron, Inc.(2)	2,880	137,030
Landis & Gyr Group(1)	2,628	153,513
		290,543
Solar Developer - 4.6%
Azure Power Global Ltd.(1)(2)	42,498	152,568
Sunnova Energy International, Inc.(2)	20,207	509,621
		662,189
Solar Energy Equipment - 22.3%
Array Technologies, Inc.(2)	11,600	242,440
Enphase Energy, Inc.(2)	2,260	647,355
First Solar, Inc.(2)	1,397	178,187
Maxeon Solar Technologies Ltd.(1)(2)	16,547	328,458
Shoals Technology Group, Inc.(2)	11,400	300,618
SolarEdge Technologies, Inc.(2)	2,535	699,584
Sunrun, Inc.(2)	23,439	774,190
		3,170,832
Solar Equipment - 1.6%
FTC Solar, Inc.(2)	54,201	224,392

Solar Generation - 4.4%
Scatec ASA(1)	6,765	68,958
Solaria Energia y Medio Ambiente, S.A.(1)(2)	26,239	558,495
		627,453
Utilities - 2.5%
Enel S.p.A.(1)	37,809	178,412
RWE AG(1)	4,598	175,959
		354,371
Water Tech & Equipment - 2.5%
Energy Recovery, Inc.(2)	6,663	152,849
Evoqua Water Technologies Corporation(2)	5,598	196,378
		349,227
Wind Energy Equipment - 2.3%
Vestas Wind System(1)	12,993	327,285

Wind Equipment - 1.7%
Siemens Gamesa Renewable Energy S.A.(1)(2)	13,078	235,585

Wind Generation - 3.6%
Orsted A/S(1)(3)	5,250	515,654

YieldCo - 8.9%
Atlantica Sustainable Infrastructure plc(1)	14,000	467,880
Clearway Energy, Inc.	4,094	151,887
Innergex Renewable Energy(1)	11,719	177,121
NextEra Energy Partners, L.P.	5,780	474,480
		1,271,368
Total Common Stock (Cost $12,403,398)		$13,980,282

Short-Term Investments - Investment Companies - 0.4%
First American Government Obligations Fund - Class X, 2.00%(4)	27,255	$27,255
First American Treasury Obligations Fund - Class X, 2.09%(4)	27,255	27,255
Total Short-Term Investments (Cost $54,510)		$54,510

Total Investments - 98.5% (Cost $12,457,908)		$14,034,792
Other Assets in Excess of Liabilities - 1.5%		210,471
Total Net Assets Applicable to Unitholders - 100.0%		$14,245,263

Percentages are stated as a percent of net assets.
(1)	Foreign issued security. Foreign concentration is as follows: United Kingdom 8.73%, Spain 7.65%, and Denmark 5.92%.
(2)	No distribution or dividend was made during the period ended August 31, 2022. As such, it is classified as a non-income producing security as of August 31, 2022.
(3)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of August 31, 2022, the value of these investments was $515,653 or 3.62% of total net assets.

(4)	Rate reported is the current yield as of August 31, 2022.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2022	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$13,980,282	$13,980,282	$-	$-
Total Equity Securities	13,980,282	13,980,282	-	-
Other
Short Term Investments (a)	54,510	54,510	-	-
Total Other	54,510	54,510	-	-
Total Assets	$14,034,792	$14,034,792	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2022.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2022.